UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

48 Wall Street, 22nd Floor, New York, New York	10005
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC, 48 Wall Street, 22nd Floor, New York, New York	10005
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end:	December 31, 2014

Date of reporting period:	December 31, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Strategic
Value Fund, Inc.

Annual Report
 December 31, 2014

CONTENTS

Portfolio Summary	1

Schedule of Investments	2

Statement of Assets and Liabilities	8

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

Report of Independent Registered Public Accounting Firm	17

Results of Special Meeting of Stockholders	18

2014 Tax Information	19

Additional Information Regarding the Fund’s Directors and Corporate Officers	20

Description of Dividend Reinvestment Plan	22

Proxy Voting and Portfolio Holdings Information	24

Privacy Policy Notice	25

Summary of General Information	28

Stockholder Information	28

Cornerstone Strategic Value Fund, Inc. Portfolio Summary – as of December 31, 2014 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	41.6
Information Technology	11.3
Financials	9.3
Health Care	8.2
Consumer Discretionary	6.9
Industrials	5.7
Consumer Staples	5.2
Energy	4.8
Materials	1.7
Telecommunication Services	1.5
Utilities	1.2
Exchange-Traded Funds	1.2
Other	1.4

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	BlackRock Resources & Commodities Strategy Trust	Closed-End Funds	4.6
2.	Apple Inc.	Information Technology	3.2
3.	ClearBridge Energy MLP Fund Inc.	Closed-End Funds	2.9
4.	CBRE Clarion Global Real Estate Income Fund	Closed-End Funds	2.8
5.	Exxon Mobil Corporation	Energy	2.2
6.	Cohen & Steers Quality Income Realty Fund, Inc.	Closed-End Funds	2.1
7.	Wal-Mart Stores, Inc.	Consumer Staples	2.0
8.	Alpine Global Premier Properties Fund	Closed-End Funds	1.6
9.	General Electric Company	Industrials	1.6
10.	Oracle Corporation	Information Technology	1.5

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – December 31, 2014

Description	No. of Shares	Value
EQUITY SECURITIES — 98.57%
CLOSED-END FUNDS — 41.54%
CORE — 1.37%
Adams Express Company (The)	39,756	$543,862
Gabelli Equity Trust Inc.	72,907	471,708
General American Investors Company, Inc.	1,859	65,065
Guggenheim Enhanced Equity Strategy Fund	3,408	60,424
Liberty All-Star Equity Fund	162,917	974,244
Tri-Continental Corporation	8,553	183,120
		2,298,423
CORPORATE DEBT INVESTMENT GRADE-RATED — 0.10%
Transamerica Income Shares, Inc.	8,490	171,668

DEVELOPED MARKET — 0.85%
Aberdeen Australia Equity Fund, Inc.	129,666	889,509
Aberdeen Israel Fund, Inc.	2,700	44,307
Aberdeen Japan Equity Fund, Inc. (The)	23,892	161,749
Aberdeen Singapore Fund, Inc.	21,618	257,687
New Ireland Fund, Inc. (The)	1,400	17,668
Swiss Helvetia Fund, Inc. (The)	5,700	63,498
		1,434,418
EMERGING MARKETS — 2.32%
Mexico Fund, Inc. (The)	37,301	775,861
Morgan Stanley China A Share Fund, Inc.	60,100	1,825,237
Morgan Stanley Eastern Europe Fund, Inc.	3,971	54,760
Templeton Emerging Markets Fund	3,200	49,344

Description	No. of Shares	Value
EMERGING MARKETS (continued)
Voya Emerging Markets High Dividend Equity Fund	115,767	$1,199,346
		3,904,548
EMERGING MARKETS DEBT — 1.21%
Global High Income Fund Inc.	70,031	617,673
Western Asset Emerging Markets Income Fund Inc.	111,805	1,224,265
Western Asset Worldwide Income Fund Inc.	17,096	195,065
		2,037,003
ENERGY MLP — 6.04%
ClearBridge Energy MLP Fund Inc.	177,611	4,902,064
ClearBridge Energy MLP Opportunity Fund Inc.	62,315	1,471,257
ClearBridge Energy MLP Total Return Fund Inc.	82,786	1,770,793
First Trust MLP and Energy Income Fund	93,535	2,015,679
		10,159,793
GENERAL & INSURED LEVERAGED — 0.96%
Invesco Municipal Opportunity Trust	101,199	1,301,419
Invesco Value Municipal Income Trust	0	6
Nuveen Dividend Advantage Municipal Fund 3	21,409	295,016
Nuveen Dividend Advantage Municipal Income Fund	1,302	18,371
		1,614,812
GENERAL BOND — 1.42%
Deutsche Multi-Market Income Trust	199,705	1,701,487
Deutsche Strategic Income Trust	58,724	678,849
		2,380,336

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – December 31, 2014 (Continued)

Description	No. of Shares	Value
GLOBAL — 2.01%
Alpine Global Dynamic Dividend Fund	18,851	$185,494
Clough Global Allocation Fund	44,722	660,097
Clough Global Equity Fund	19,667	284,778
Clough Global Opportunities Fund	99,274	1,272,693
Delaware Enhanced Global Dividend and Income Fund	33,556	378,176
GDL Fund (The)	59,148	605,084
		3,386,322
HIGH CURRENT YIELD (LEVERAGED) — 2.34%
BlackRock Corporate High Yield Fund VI, Inc.	63,000	718,200
BlackRock Debt Strategies Fund, Inc.	232,600	865,272
Deutsche High Income Opportunities Fund, Inc.	65,888	924,409
Deutsche High Income Trust	18,298	159,925
First Trust Strategic High Income Fund II	16,705	242,222
Franklin Universal Trust	59,582	423,032
Neuberger Berman High Yield Strategies Fund Inc.	46,181	568,026
Prudential Short Duration High Yield Fund, Inc.	1,926	32,126
Western Asset Global Partners Income Fund Inc	927	9,085
		3,942,297
HIGH YIELD — 0.21%
Credit Suisse Asset Management Income Fund, Inc.	31,750	104,457

Description	No. of Shares	Value
HIGH YIELD (continued)
Western Asset High Yield Defined Opportunity Fund Inc.	12,000	$189,240
Western Asset Managed High Income Fund Inc.	12,227	62,480
		356,177
HIGH YIELD MUNICIPAL DEBT — 0.02%
MFS High Income Municipal Trust	4,200	20,496
MFS Municipal Income Trust	2,777	18,439
		38,935
INCOME & PREFERRED STOCK — 0.02%
Nuveen Quality Preferred Income Fund 3	4,147	34,544

LOAN PARTICIPATION — 1.95%
Blackstone / GSO Senior Floating Rate Term Fund	16,900	282,906
Eaton Vance Floating-Rate Income Trust	31,100	431,979
Eaton Vance Senior Floating-Rate Trust	15,309	209,580
Eaton Vance Senior Income Trust	22,998	143,508
Invesco Senior Income Trust	325,459	1,484,093
Nuveen Credit Strategies Income Fund	27,092	237,597
Nuveen Floating Rate Income Opportunity Fund	21,172	238,608
Voya Prime Rate Trust	46,358	246,161
		3,274,432
NATURAL RESOURCES — 7.72%
BlackRock Resources & Commodities Strategy Trust	797,642	7,745,104

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – December 31, 2014 (Continued)

Description	No. of Shares	Value
NATURAL RESOURCES (continued)
First Trust Energy Income and Growth Fund	39,911	$1,456,751
First Trust Energy Infrastructure Fund	99,811	2,373,506
Petroleum & Resources Corporation	59,335	1,414,546
		12,989,907
OPTION ARBITRAGE/OPTIONS STRATEGIES — 0.39%
BlackRock Global Opportunities Equity Trust	50,000	656,500

PACIFIC EX JAPAN — 0.01%
Aberdeen Greater China Fund, Inc.	1,013	10,049

REAL ESTATE — 12.08%
Alpine Global Premier Properties Fund	369,165	2,661,680
CBRE Clarion Global Real Estate Income Fund	524,536	4,715,579
Cohen & Steers Preferred Securities and Income Fund, Inc.	96,815	1,838,517
Cohen & Steers Quality Income Realty Fund, Inc.	287,186	3,500,797
Cohen & Steers Total Return Realty Fund, Inc.	191,017	2,521,424
LMP Real Estate Income Fund Inc.	88,934	1,116,122
Neuberger Berman Real Estate Securities Income Fund Inc.	379,693	2,008,576
Nuveen Real Estate Income Fund	55,172	634,478

Description	No. of Shares	Value
REAL ESTATE (continued)
RMR Real Estate Income Fund	63,887	$1,330,127
		20,327,300
SECTOR EQUITY — 0.32%
Gabelli Healthcare & WellnessRx Trust (The)	3,503	36,501
John Hancock Financial Opportunities Fund	21,516	506,917
		543,418
U.S. MORTGAGE — 0.01%
First Trust Mortgage Income Fund	1,600	23,776

UTILITY — 0.16%
Gabelli Global Utility & Income Trust (The)	14,150	274,510

VALUE FUNDS — 0.03%
Nuveen Tax-Advantaged Total Return Strategy Fund	3,500	46,620

TOTAL CLOSED-END FUNDS		69,905,788

CONSUMER DISCRETIONARY — 6.87%
CBS Corporation - Class B	5,000	276,700
Comcast Corporation - Class A	27,655	1,604,267
Delphi Automotive PLC	3,000	218,160
DIRECTV *	5,000	433,500
Ford Motor Company	40,000	620,000
Gap, Inc. (The)	4,000	168,440
Home Depot, Inc. (The)	19,600	2,057,412
Johnson Controls, Inc.	8,500	410,890
Lowe's Companies, Inc.	8,000	550,400
Macy's, Inc.	6,000	394,500
News Corporation - Class B *	1,250	18,850

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – December 31, 2014 (Continued)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY (continued)
Time Inc.	1,362	$33,519
Time Warner Cable Inc.	2,000	304,120
Time Warner Inc.	10,900	931,078
TJX Companies, Inc. (The)	14,000	960,120
Twenty-First Century Fox, Inc.	5,000	184,450
Viacom Inc. - Class B	3,950	297,238
Walt Disney Company (The)	22,200	2,091,018
		11,554,662
CONSUMER STAPLES — 5.20%
Altria Group, Inc.	8,800	433,576
Archer-Daniels-Midland Company	8,000	416,000
Costco Wholesale Corporation	5,000	708,750
CVS Caremark Corporation	10,430	1,004,513
Kellogg Company	5,000	327,200
Kraft Foods Group, Inc.	4,000	250,640
Kroger Co. (The)	7,000	449,470
Mondelēz International, Inc. - Class A	14,000	508,550
PepsiCo, Inc.	6,000	567,360
Walgreens Boots Alliance, Inc.	10,000	762,000
Wal-Mart Stores, Inc.	38,700	3,323,556
		8,751,615
ENERGY — 4.80%
ConocoPhillips	13,974	965,044
Devon Energy Corporation	7,000	428,470
EOG Resources, Inc.	7,000	644,490
Exxon Mobil Corporation	39,936	3,692,083
Phillips 66	7,487	536,818
Schlumberger Limited	18,000	1,537,380
Valero Energy Corporation	5,000	247,500

Description	No. of Shares	Value
ENERGY (continued)
WPX Energy, Inc. *	1,666	$19,376
		8,071,161
EXCHANGE-TRADED FUNDS — 1.22%
iShares Core S&P 500 ETF	5,000	1,034,500
SPDR S&P 500 ETF Trust	5,000	1,027,500
		2,062,000
FINANCIALS — 9.32%
AFLAC, Inc.	5,500	335,995
American International Group, Inc.	9,000	504,090
Aon plc	5,500	521,565
Berkshire Hathaway Inc. - Class B *	11,000	1,651,650
BlackRock, Inc. - Class A	1,500	536,340
Capital One Financial Corporation	4,500	371,475
Citigroup, Inc.	38,000	2,056,180
Fifth Third Bancorp	11,500	234,312
Franklin Resources, Inc.	5,000	276,850
Goldman Sachs Group, Inc. (The)	7,000	1,356,810
JPMorgan Chase & Co.	34,132	2,135,980
MetLife, Inc.	14,000	757,260
Morgan Stanley	23,000	892,400
PNC Financial Services Group, Inc. (The)	8,000	729,840
Principal Financial Group, Inc.	4,000	207,760
Prudential Financial, Inc.	6,000	542,760
SunTrust Banks, Inc.	6,000	251,400
Wells Fargo & Company	37,800	2,072,196
Weyerhaeuser Company	7,000	251,230
		15,686,093
HEALTH CARE — 8.21%
Abbott Laboratories	13,200	594,264
AbbVie Inc.	13,200	863,808
Actavis plc *	2,000	514,820

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – December 31, 2014 (Continued)

Description	No. of Shares	Value
HEALTH CARE (continued)
Aetna Inc.	5,000	$444,150
Allergan, Inc.	4,500	956,655
Amgen Inc.	9,800	1,561,042
Anthem, Inc.	4,500	565,515
Baxter International Inc.	7,000	513,030
Biogen Idec Inc. *	2,000	678,900
Cigna Corporation	2,500	257,275
Express Scripts Holding Company *	6,000	508,020
Johnson & Johnson	20,000	2,091,400
McKesson Corporation	1,800	373,644
Merck & Company, Inc.	35,267	2,002,813
Pfizer Inc.	30,000	934,500
St. Jude Medical, Inc.	5,000	325,150
Thermo Fisher Scientific Inc.	5,000	626,450
		13,811,436
INDUSTRIALS — 5.73%
Caterpillar Inc.	8,000	732,240
CSX Corporation	12,000	434,760
Deere & Company	6,500	575,055
Delta Air Lines, Inc.	9,000	442,710
General Dynamics Corporation	3,000	412,860
General Electric Company	104,000	2,628,080
Honeywell International Inc.	10,000	999,200
Lockheed Martin Corporation	4,000	770,280
Norfolk Southern Corporation	3,000	328,830
Northrop Grumman Corporations	2,000	294,780
Precision Castparts Corporation	2,000	481,760
Union Pacific Corporation	13,000	1,548,690
		9,649,245

Description	No. of Shares	Value
INFORMATION TECHNOLOGY — 11.25%
Apple Inc.	48,300	$5,331,354
Cisco Systems, Inc.	60,000	1,668,900
Cognizant Technology Solutions Corporation *	10,000	526,600
eBay Inc. *	10,000	561,200
Facebook, Inc. *	25,000	1,950,500
Google Inc. - Class A *	2,000	1,061,320
Google Inc. - Class C *	2,000	1,052,800
Hewlett-Packard Company	12,000	481,560
Intel Corporation	46,000	1,669,340
International Business Machines Corporation	13,100	2,101,764
Oracle Corporation	56,272	2,530,552
		18,935,890
MATERIALS — 1.73%
Air Products & Chemicals, Inc.	2,000	288,460
Dow Chemical Company (The)	15,000	684,150
Ecolab Inc.	2,500	261,300
International Paper Company	4,000	214,320
LyondellBasell Industries N.V.	4,000	317,560
Newmont Mining Corporation	5,000	94,500
PPG Industries, Inc.	2,000	462,300
Praxair, Inc.	4,500	583,020
		2,905,610
TELECOMMUNICATION SERVICES — 1.47%
AT&T, Inc.	25,039	841,060
Verizon Communications, Inc.	35,000	1,637,300
		2,478,360
UTILITIES — 1.23%
AES Corporation (The)	8,000	110,160
American Electric Power Company, Inc.	4,000	242,880

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – December 31, 2014 (Concluded)

Description	No. of Shares	Value
UTILITIES (continued)
Exelon Corporation	10,000	$370,800
PG&E Corporation	6,000	319,440
PPL Corporation	6,000	217,980
Public Service Enterprises Group, Inc.	6,500	269,165
Southern Company (The)	8,000	392,880
Xcel Energy Inc.	4,000	143,680
		2,066,985
TOTAL EQUITY SECURITIES
(cost - $137,832,910)		165,878,845

SHORT-TERM INVESTMENTS — 1.27%
MONEY MARKET FUNDS — 1.27%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $2,145,952)	2,145,952	2,145,952

TOTAL INVESTMENTS — 99.84%
(cost - $139,978,862)		168,024,797

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.16%		262,534

NET ASSETS — 100.00%		$168,287,331

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of December 31, 2014.

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Statement of Assets and Liabilities – December 31, 2014

ASSETS
Investments, at value (cost – $139,978,862) (Notes B and C)	$168,024,797
Receivables:
Investments sold	1,157,989
Dividends	318,681
Prepaid expenses	15,766
Total Assets	169,517,233

LIABILITIES
Payables:
Investments purchased	908,253
Investment management fees (Note D)	141,715
Directors’ fees and expenses	48,608
Administration fees (Note D)	10,169
Other accrued expenses	121,157
Total Liabilities	1,229,902

NET ASSETS (applicable to 8,194,717 shares of common stock)	$168,287,331

NET ASSET VALUE PER SHARE ($168,287,331 ÷ 8,194,717)	$20.54

NET ASSETS CONSISTS OF
Common stock, $0.001 par value; 8,194,717 shares issued and outstanding (100,000,000 shares authorized)	$8,195
Paid-in capital	140,281,121
Accumulated net realized gain/(loss) on investments	(47,920)
Net unrealized appreciation in value of investments	28,045,935
Net assets applicable to shares outstanding	$168,287,331

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Statement of Operations – for the Year Ended December 31, 2014

INVESTMENT INCOME
Income:
Dividends	$4,916,943

Expenses:
Investment management fees (Note D)	1,755,166
Administration fees (Note D)	131,638
Directors’ fees and expenses	116,764
Reverse stock split expenses	88,086
Accounting fees	49,354
Legal and audit fees	46,727
Printing	46,267
Custodian fees	40,891
Transfer agent fees	24,845
Stock exchange listing fees	10,789
Insurance	7,101
Miscellaneous	18,240
Total Expenses	2,335,868
Net Investment Income	2,581,075

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	11,329,698
Capital gain distributions from regulated investment companies	978,775
Net change in unrealized appreciation in value of investments	4,601,426
Net realized and unrealized gain on investments	16,909,899

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,490,974

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Statement of Changes in Net Assets

	For the Years Ended December 31,
	2014	2013

INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,581,075	$1,869,677
Net realized gain from investments	12,308,473	8,732,115
Net change in unrealized appreciation in value of investments	4,601,426	10,911,290

Net increase in net assets resulting from operations	19,490,974	21,513,082

Dividends and distributions to stockholders (Note B):
Net investment income	(2,581,075)	(1,869,677)
Net realized gains	(12,356,393)	(8,732,115)
Return-of-capital	(22,273,549)	(13,777,354)

Total dividends and distributions to stockholders	(37,211,017)	(24,379,146)

Common stock transactions:*
Proceeds from rights offering of 0 and 3,158,284 shares of newly issued common stock, respectively	—	74,788,165
Offering expenses associated with rights offering	—	(91,545)
Cash in lieu of 76 fractional shares from the reverse stock split	(1,539)	—
Proceeds from 258,745 and 126,147 shares newly issued in reinvestment of dividends and distributions, respectively	5,636,862	2,837,329

Net increase in net assets from common stock transactions	5,635,323	77,533,949

Total increase/(decrease) in net assets	(12,084,720)	74,667,885

NET ASSETS
Beginning of year	180,372,051	105,704,166
End of year	$168,287,331	$180,372,051

*	Shares are adjusted for the one-for-four reverse stock split that was effective December 29, 2014.

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Financial Highlights
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Years Ended December 31,*
	2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$22.72	$22.72	$24.52	$30.20	$32.96
Net investment income #	0.32	0.40	0.44	0.28	0.24
Net realized and unrealized gain/(loss) on investments	2.10	3.80	2.76	(0.16)	3.04
Net increase in net assets resulting from operations	2.42	4.20	3.20	0.12	3.28

Dividends and distributions to stockholders:
Net investment income	(0.32)	(0.40)	(1.48)	(0.52)	(0.28)
Net realized capital gains	(1.52)	(1.76)	(0.76)	—	—
Return-of-capital	(2.76)	(2.76)	(3.08)	(5.60)	(6.44)
Total dividends and distributions to stockholders	(4.60)	(4.92)	(5.32)	(6.12)	(6.72)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	—	0.72	0.32	0.20	0.52
Reinvestment of dividends and distributions	0.00 +	0.00 +	0.00 +	0.12	0.16
Total common stock transactions	0.00 +	0.72	0.32	0.32	0.68

Net asset value, end of year	$20.54	$22.72	$22.72	$24.52	$30.20
Market value, end of year	$20.02	$26.40	$24.00	$26.36	$35.36
Total investment return (a)	(6.29)%	36.67%	13.33%	(11.11)%	(10.19)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)	$168,287	$180,372	$105,704	$88,111	$64,266
Ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any (b)	1.33%	1.33%	1.40%	1.55%	1.73%
Ratio of expenses to average net assets, excluding fee waivers and fees paid indirectly, if any (b)	1.33%	1.33%	1.40%	1.55%	1.74%
Ratio of net investment income to average net assets (c)	1.47%	1.69%	1.83%	0.98%	0.77%
Portfolio turnover rate	51.44%	48.46%	40.75%	38.08%	25.28%

*	Effective December 29, 2014, a reverse split of 1:4 occurred. All per share amounts have been restated according to the terms of the reverse split.
#	Based on average shares outstanding.
+	Amount rounds to less than $0.01.
(a)	Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(b)	Expenses do not include expenses of investments companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements

NOTE A. ORGANIZATION

Cornerstone Strategic Value Fund, Inc. (the “Fund”) was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. At December 31, 2014, the Fund held no securities valued in good faith by the Board of Directors.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the year ended December 31, 2014, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (continued)

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2014, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2011 through 2013, and for the year ended December 31, 2014. There was no material impact to the financial statements.

Distributions to Stockholders: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

Managed Distribution Risk: Under the managed distribution policy, the Fund makes monthly distributions to stockholders at a rate that may include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (continued)

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Investments	$165,878,845	$—
Short-Term Investments	2,145,952	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$168,024,797	$—

*	Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the year ended December 31, 2014 the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2014.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (continued)

NOTE D. AGREEMENTS WITH AFFILIATES

At December 31, 2014, certain officers of the Fund are also officers of Cornerstone or AST Fund Solutions, LLC (“AFS”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the year ended December 31, 2014, Cornerstone earned $1,755,166 for investment management services.

Administration Agreement

Under the terms of the administration agreement, AFS supplies executive, administrative and regulatory services for the Fund. AFS supervises the preparation of reports to shareholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund pays AFS a monthly fee at an annual rate of 0.075% of its average daily net assets, subject to an annual minimum fee of $50,000. For the year ended December 31, 2014, AFS earned $131,638 as administrator.

NOTE E. INVESTMENT IN SECURITIES

For the year ended December 31, 2014, purchases and sales of securities, other than short-term investments, were $89,290,358 and $103,045,827, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 100,000,000 shares of common stock authorized and 8,194,717 shares issued and outstanding at December 31, 2014. Transactions in common stock for the year ended December 31, 2014 were as follows+:

Shares at beginning of year	7,936,048
Shares newly issued in reinvestment of dividends and distributions	258,745
Shares paid cash in lieu of fractional shares from the reverse stock split	(76)
Shares at end of year	8,194,717

+	Share amounts reflect the one-for-four reverse stock split that was effective December 29, 2014.

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the years ended December 31, 2014 and December 31, 2013 was as follows:

	2014	2013
Ordinary Income	$6,774,673	$3,415,616
Long-Term Capital Gains	8,162,795	7,186,176
Return-of-Capital	22,273,549	13,777,354
Total Distributions	$37,211,017	$24,379,146

At December 31, 2014, the components of accumulated earnings on a tax basis for the Fund were as follows:

Net unrealized appreciation	$27,998,015
Total accumulated earnings	$27,998,015

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (continued)

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2014, the Fund reclassified $22,273,549 of return-of-capital distribution against paid-in capital on the Statement of Assets and Liabilities. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such losses during the year ended December 31, 2014.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.

The following information is computed on a tax basis for each item as of December 31, 2014:

Cost of portfolio investments	$140,026,782
Gross unrealized appreciation	$30,988,023
Gross unrealized depreciation	(2,990,009)
Net unrealized appreciation	$27,998,015

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors
Cornerstone Strategic Value Fund, Inc.
 New York, New York

We have audited the accompanying statement of assets and liabilities of the Cornerstone Strategic Value Fund, Inc. (the “Fund”), including the schedule of investments as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cornerstone Strategic Value Fund, Inc. as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
 February 13, 2015

Results of Special Meeting of Stockholders (unaudited)

On December 16, 2014, a Special Meeting of Stockholders of Cornerstone Strategic Value Fund, Inc. was held and the following matter was voted upon based on 32,659,069 shares of common stock outstanding on October 27, 2014:

(1)	To approve one-for-four reverse stock split and related amendment to the Articles of Incorporation.

For	Withhold	Broker Non-Votes
21,881,900	5,336,616	603,326

2014 Tax Information (unaudited)

Cornerstone Strategic Value Fund, Inc. (the “Fund”) is providing this notice along with Form 1099-DIV to assist its stockholders in the preparation of their 2014 calendar year U.S. federal income tax returns. The $37,211,017 in dividends and distributions paid to stockholders in respect of such year is represented by $6,774,673 of ordinary income, $8,162,795 of long-term gains and $22,273,549 of return-of-capital.

As indicated in this notice, a portion of the Fund’s distributions for 2014 were comprised of a return-of- capital; accordingly these distributions do not represent yield or investment return on the Fund’s portfolio.

SOURCES OF DIVIDENDS AND DISTRIBUTIONS (Per Share Amounts)+
Payment Dates:	1/31/14	2/28/14	3/31/14	4/30/14	5/30/14	6/30/14
Ordinary Income(1)	$0.0175	$0.0175	$0.0175	$0.0175	$0.0175	$0.0175
Return-of-Capital(2)	0.0574	0.0574	0.0574	0.0574	0.0574	0.0574
Capital Gain(3)	0.0210	0.0210	0.0210	0.0210	0.0210	0.0210
Total	$0.0959	$0.0959	$0.0959	$0.0959	$0.0959	$0.0959

Payment Dates:	7/31/14	8/29/14	9/30/14	10/31/14	11/28/14	12/19/14
Ordinary Income(1)	$0.0175	$0.0175	$0.0175	$0.0175	$0.0175	$0.0175
Return-of-Capital(2)	0.0574	0.0574	0.0574	0.0574	0.0574	0.0574
Capital Gain(3)	0.0210	0.0210	0.0210	0.0210	0.0210	0.0210
Total	$0.0959	$0.0959	$0.0959	$0.0959	$0.0959	$0.0959

+	Per share amounts do not reflect the one-for-four reverse stock split that was effective December 29, 2014.
(1)	Ordinary Income Dividends – This is the total per share amount of ordinary income dividends and short-term capital gain distributions (if applicable) included in the amount reported in Box 1a on Form 1099-DIV.
(2)	Return-of-Capital – This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 – under the title “Nondividend distributions” – on Form 1099-DIV. This amount should not be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.
(3)	Capital Gains Distributions – This is the total per share amount of capital gain distribution included in the amount reported in Box 2a on Form 1099-DIV.

The Fund has met the requirements to pass through 100% of its ordinary income dividends as qualified dividends, which are subject to a maximum federal tax rate of 23.8% (20% maximum rate plus 3.8% Medicare tax). This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, stockholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Long-term capital gain distributions arise from gains on securities held by the Fund for more than one year. They are subject to a maximum federal rate of 20% (23.8%, reflecting 3.8% Medicare tax on income exceeding certain threshold amounts).

Foreign stockholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund.

In general, distributions received by tax-exempt recipients (e.g., IRA’s and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting. They will generally not be entitled to foreign tax credit or deduction for the withholding taxes paid by the Fund.

Stockholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

Additional Information Regarding the Fund’s Directors and Corporate Officers (unaudited)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since
Ralph W. Bradshaw** (Dec. 1950)	Chairman of the Board of Directors and President	President, Cornerstone Advisors, Inc.; Financial Consultant; President and Director of Cornerstone Total Return Fund, Inc.; President and Trustee of Cornerstone Progressive Return Fund.	1998
Robert E. Dean (Apr. 1951)	Director; Audit, Nominating and Corporate Governance Committee Member	Director, National Bank Holdings Corp.; Director of Cornerstone Total Return Fund, Inc.; Trustee of Cornerstone Progressive Return Fund.	November 14, 2014
Edwin Meese III (Dec. 1931)	Director; Audit, Nominating and Corporate Governance Committee Member	Distinguished Fellow, The Heritage Foundation Washington D.C.; Distinguished Visiting Fellow at the Hoover Institution, Stanford University; Senior Adviser, Revelation L.P.; Director of Cornerstone Total Return Fund, Inc.; Trustee of Cornerstone Progressive Return Fund.	2001
Scott B. Rogers (July 1955)	Director; Audit, Nominating and Corporate Governance Committee Member	Director, Board of Health Partners, Inc.; Chief Executive Officer, Asheville Buncombe Community Christian Ministry (“ABCCM”); President, ABCCM Doctor's Medical Clinic; Member of North Carolina Governor’s Council on Homelessness (from July 2014); Director of Cornerstone Total Return Fund, Inc.; Trustee of Cornerstone Progressive Return Fund.	2000
Andrew A. Strauss (Nov. 1953)	Director; Chairman of Nominating and Corporate Governance Committee and Audit Committee Member	Attorney and senior member of Strauss & Associates, P.A., Attorneys; Director of Cornerstone Total Return Fund, Inc.; Trustee of Cornerstone Progressive Return Fund.	2000
Glenn W. Wilcox, Sr. (Dec. 1931)	Director; Chairman of Audit Committee, Nominating and Corporate Governance Committee Member	Chairman of the Board of Tower Associates, Inc.; Chairman of the Board of Wilcox Travel Agency, Inc.; Director of Champion Industries, Inc.; Director of Cornerstone Total Return Fund, Inc.; Trustee of Cornerstone Progressive Return Fund.	2000

Additional Information Regarding the Fund’s Directors and Corporate Officers (unaudited) (concluded)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since
Gary A. Bentz (June 1956)	Chief Compliance Officer, Secretary, and Assistant Treasurer
Chairman and Chief Financial Officer of Cornerstone Advisors, Inc.; Financial Consultant, C.P.A., Chief Compliance Officer, Secretary, and Assistant Treasurer of Cornerstone Total Return Fund, Inc. and Cornerstone Progressive Return Fund.
			2004, 2008, 2009
Frank J. Maresca (Oct. 1958)	Treasurer	Executive Vice President of AST Fund Solutions, LLC (since February 2012), Executive Vice President of Ultimus Fund Solutions, LLC (from March 2009-February 2012) previous Executive Director, JP Morgan Chase & Co.; Previous President of Bear Stearns Funds Management Inc.; Previous Senior Managing Director of Bear Stearns & Co. Inc.; Treasurer of the Fund, Cornerstone Total Return Fund, nc. and Cornerstone Progressive Return Fund (from May 2009 through February 2012).	2013

*	The mailing address of each Director and/or Officer with respect to the Fund’s operation is 48 Wall Street, 22nd floor, New York, NY 10005.
**	Designates a director who is an “interested person” of the Fund as defined by the Investment Company Act of 1940, as amended. Mr. Bradshaw is an interested person of the Fund by virtue of his current position with the Investment Adviser of the Fund.

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Strategic Value Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE MKT or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than the average closing price of the Fund over the five trading days preceding the payment date of the Distribution ice (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases. Upon notice from the Fund, the Agent will receive the distribution in cash and will purchase shares of common stock in the open market, on the NYSE MKT or elsewhere, for the participants’ accounts, except that the Agent will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the net asset value at the time of valuation.

In a case where the Agent has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues the remaining shares. To the extent that the Agent is unable to terminate purchases in the open market before the Agent has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Description of Dividend Reinvestment Plan (unaudited) (concluded)

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund’s Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

Participants may at any time sell some or all their shares though the Agent. Shares may be sold via the internet at www.amstock.com or through the toll free number.  Participants can also use the tear off portion attached to the bottom of their statement and mail the request to American Stock Transfer and Trust Company LLC, P.O Box 922 Wall Street Station, New York, N.Y. 10269-0560.  There is a fee of $15.00 per transaction and commission of $0.10 per share.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll-free number (866) 668-6558.

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	without charge, upon request, by calling toll-free (866) 668-6558; and

•	on the website of the Securities and Exchange Commission, http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at http://www.sec.gov or on the Fund’s website at www.cornerstonestrategicvaluefund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330.

Privacy Policy Notice (unaudited)

FACTS	WHAT DOES CORNERSTONE STRATEGIC VALUE FUND, INC. (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we, and our service providers, on our behalf, collect and share depend on the product or service you have with us. This information can include:

•  Social Security number
•  account balances
•  account transactions
•  transaction history
•  wire transfer instructions
•  checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund, and our service providers, on our behalf, choose to share; and whether you can limit this sharing.

Privacy Policy Notice (unaudited) (continued)

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

What we do
Who is providing this notice?	Cornerstone Strategic Value Fund, Inc. (the “Fund”)
How does the Fund and the Fund’s service providers, on the Fund’s behalf protect my personal information?
To protect your personal information from unauthorized access and use, we and our service providers use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund and the Fund’s service providers, on the Fund’s behalf collect my personal information?
We collect your personal information, for example, when you:

•  open an account
•  provide account information
•  give us your contact information
•  make a wire transfer

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Privacy Policy Notice (unaudited) (concluded)

Why can’t I limit all sharing?
Federal law gives you the right to limit only

•  sharing for affiliates’ everyday business purposes –
    information about your creditworthiness
•  affiliates from using your information to market to you
•  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cornerstone Advisors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund does not jointly market.

Questions?	Call (866) 668-6558

Summary of General Information (unaudited)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE MKT. Its investment objective is to seek long-term capital appreciation through investment in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

Stockholder Information (unaudited)

The Fund is listed on the NYSE MKT (symbol “CLM”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonestrategicvaluefund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Strategic Value Fund, Inc. may from time to time purchase shares of its common stock in the open market.

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Cornerstone Strategic Value Fund, Inc.

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's current level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $20,000 and $19,000 with respect to the registrant's fiscal years ended December 31, 2014 and 2013, respectively.

(b)
Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,100 and $4,000 with respect to the registrant's fiscal years ended December 31, 2014 and 2013, respectively. The services comprising these fees are the preparation of the registrant's federal and state income and federal excise tax returns.

(d)
All Other Fees. $1,550 and $1,550 in fees were billed in with respect to the registrant's fiscal years ended December 31, 2014 and 2013, respectively, related to the review of the registrant’s rights offering registration.

(e)(1)
Before the principal accountant is engaged by the registrant to render (i) audit, audit-related or permissible non-audit services to the registrant or (ii) non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, either (a) the audit committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the audit committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the audit committee's responsibilities to the registrant's investment adviser. The audit committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full audit committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimus thresholds are not exceeded, as such thresholds are determined by the audit committee in accordance with applicable Commission regulations.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)
During the fiscal years ended December 31, 2014 and 2013, aggregate non-audit fees of $5,650 and $5,550, respectively, were billed by the registrant's principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)
The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934. Robert E. Dean, Glenn W. Wilcox, Sr., (Chairman), Edwin Meese III, Andrew A. Strauss and Scott B. Rogers are the members of the registrant's audit committee.

(b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Not required

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant and Cornerstone Advisors, Inc., the registrant's investment adviser, share the same proxy voting policies and procedures. The proxy voting policies and procedures of the registrant and Cornerstone Advisors, Inc. are attached as Exhibit 99.VOTEREG.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) All information included in this Item is as of the date of the filing of this Form N-CSR, unless otherwise noted. Ralph W. Bradshaw is the portfolio manager of the registrant. Mr. Bradshaw has acted as portfolio manager since 2002. Mr. Bradshaw is President and Chief Financial Officer of Cornerstone Advisors, Inc. and serves as President and Chairman of the Board of the registrant, Cornerstone Strategic Value Fund, Inc. and Cornerstone Strategic Value Fund, Inc.

(a)(2) Ralph W. Bradshaw manages two other closed-end registered investment companies: Cornerstone Total Return Fund, Inc. and Cornerstone Progressive Return Fund. As of December 31, 2014, net assets of Cornerstone Total Return Fund, Inc. were $83,677,638 and net assets of Cornerstone Progressive Return Fund were $261,342,276. Mr. Bradshaw manages no accounts except for the registrant, Cornerstone Total Return Fund, Inc. and Cornerstone Progressive Return Fund. Mr. Bradshaw manages no accounts where the advisory fee is based on the performance of the account. No material conflicts of interest exist in connection with the portfolio manager's management of the registrant's investments, on the one hand, and the investment of the other accounts included in response to this Item, on the other.

(a)(3) Compensation of Ralph W. Bradshaw includes a fixed salary paid by Cornerstone Advisors, Inc. plus his share of the profits of Cornerstone Advisors, Inc. The profitability of Cornerstone Advisors, Inc. is primarily dependent upon the value of the assets of the registrant and other managed accounts. However, compensation is not directly based upon the registrant's performance or on the value of the registrant's assets.

(a)(4) The dollar range of equity securities in the registrant beneficially owned by each portfolio manager as of December 31, 2014 is as follows: Ralph W. Bradshaw: $50,001-$100,000

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.VOTEREG	Proxy Voting Policies and Procedures

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	February 24, 2015

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	February 24, 2015

* Print the name and title of each signing officer under his or her signature.